Stock Repurchase Program And Dividend Waiver	12 Months Ended
Mar. 31, 2012
Stock Repurchase Program And Dividend Waiver [Abstract]
Stock Repurchase Program And Dividend Waiver

NOTE 2 - STOCK REPURCHASE PROGRAM AND DIVIDEND WAIVER

The Company's Board of Directors has authorized several stock repurchase programs. The repurchased shares are held as treasury stock for general corporate use. No shares were repurchased during the year ended March 31, 2012 under these programs. During the years ended March 31, 2011 and 2010, 298,000 and 318,165 shares, respectively, were repurchased at an aggregate cost of approximately $2.7 million, or $9.08 per share, and $3.0 million, or $9.35 per share, respectively, under these programs. Additionally, during the years ended March 31, 2012 and March 31, 2010, 1,061 and 18,837 shares were purchased at a total cost of $11,000 or $10.67 per share and $176,000, or $9.33 per share, respectively, representing the withholding of shares under the Clifton Savings Bancorp, Inc. 2005 Equity Incentive Plan for payment of taxes due upon the vesting of restricted stock awards. There were no shares purchased representing the withholding of shares subject to restricted stock award payment of taxes during the year ended March 31, 2011.

During the years ended March 31, 2012, 2011 and 2010, Clifton MHC ("MHC"), the federally chartered mutual holding company of the Company, waived its right, upon non-objection from the Board of Governors of the Federal Reserve System (the "FRB") and the Office of Comptroller of the Currency ("OCC") formerly the Office of Thrift Supervision ("OTS"), respectively, to receive cash dividends of approximately $4.0 million, $4.0 million and $3.4 million, respectively, on the shares of Company common stock it owns. The cumulative amount of dividends waived by the MHC through March 31, 2012 was approximately $27.2 million. The dividends waived are considered as a restriction on the retained earnings of the Company. Dividends paid to minority shareholders during the years ended March 31, 2012, 2011 and 2010, totaled $2.1 million, $2.1 million and $1.8 million, respectively. Total dividends that would have been paid for these periods if dividends were not waived by the MHC amounted to $6.1 million, $6.1 million and $5.2 million, respectively. The cumulative amount of dividends paid to minority shareholders totaled $16.6 million through March 31, 2012, and the cumulative amount of dividends that would have been paid through March 31, 2012 if dividends were not waived by the MHC amounted to $43.8 million.